Submission	Feb. 14, 2025
Submission [Line Items]
Central Index Key	0000096021
Registrant Name	Sysco Corporation
Registration File Number	333-281830
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES